Schedule III - Schedule of Real Estate (Details)	12 Months Ended
Dec. 31, 2024 USD ($) Integer
IfrsStatementLineItems [Line Items]
Total of Land Bank | Integer	7
Total of Properties Under Development | Integer	2
Total number of buildings operating properties | Integer	30
Grand total of properties | Integer	39
Additions to lease liabilities	$ 13,309,189
Total encumbrances per Schedule III
IfrsStatementLineItems [Line Items]
Increase in accrued payables for investment properties	267,216,692
Accrued financing costs and debt issuance costs, net
IfrsStatementLineItems [Line Items]
Increase in accrued payables for investment properties	(1,330,893)
Long term debt - current portion and long term debt as of December 31, 2024
IfrsStatementLineItems [Line Items]
Increase in accrued payables for investment properties	$ 265,885,799
Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Number of buildings, Land | Integer	4
Number of buildings operating properties | Integer	5
Colombia | Latam Logistic Park Calle 80 | Bottom of range
IfrsStatementLineItems [Line Items]
Date of acquisition	2019
Colombia | Latam Logistic Park Calle 80 | Top of range
IfrsStatementLineItems [Line Items]
Date of acquisition	2023
Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Number of buildings, Land | Integer	3
Number of buildings | Integer	2
Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer	6
Peru | Latam Logistic Park Lima Sur | Bottom of range
IfrsStatementLineItems [Line Items]
Date of acquisition	2019
Peru | Latam Logistic Park Lima Sur | Top of range
IfrsStatementLineItems [Line Items]
Date of acquisition	2024
Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer	5
Costa Rica | Latam Logistic Park Coyol 1 | Bottom of range
IfrsStatementLineItems [Line Items]
Date of acquisition	2016
Costa Rica | Latam Logistic Park Coyol 1 | Top of range
IfrsStatementLineItems [Line Items]
Date of acquisition	2020
Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer	1
Date of acquisition	2019
Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer	1
Date of acquisition	2019
Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer	2
Date of acquisition	2019
Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer	2
Date of acquisition	2019
Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer	1
Date of acquisition	2019
Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer	1
Date of acquisition	2020
Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer	1
Date of acquisition	2021
Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer	5
Costa Rica | Latam Logistic Park San José – Verbena | Bottom of range
IfrsStatementLineItems [Line Items]
Date of acquisition	2022
Costa Rica | Latam Logistic Park San José – Verbena | Top of range
IfrsStatementLineItems [Line Items]
Date of acquisition	2024
Encumbrances
IfrsStatementLineItems [Line Items]
Total of Land Bank	$ 2,363,140
Investment property under construction or development	0
Total of Operating Properties	264,853,552
GRAND TOTAL	267,216,692
Encumbrances | Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Total of Land Bank	2,363,140
Total of Operating Properties	36,764,447
Encumbrances | Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Total of Land Bank	0
Investment property under construction or development	0
Encumbrances | Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Total of Operating Properties	57,047,644
Encumbrances | Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Total of Operating Properties	58,596,302
Encumbrances | Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Total of Operating Properties	17,948,614
Encumbrances | Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Total of Operating Properties	2,536,080
Encumbrances | Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Total of Operating Properties	5,615,615
Encumbrances | Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Total of Operating Properties	5,921,807
Encumbrances | Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Total of Operating Properties	7,663,083
Encumbrances | Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Total of Operating Properties	6,733,530
Encumbrances | Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Total of Operating Properties	6,806,493
Encumbrances | Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Total of Operating Properties	59,219,937
Land under right of use
IfrsStatementLineItems [Line Items]
Total of Land Bank	20,101,684
Investment property under construction or development	6,764,111
Total of Operating Properties	104,573,883
GRAND TOTAL	131,439,678
Land under right of use | Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Total of Land Bank	14,114,943
Total of Operating Properties	11,555,745
Land under right of use | Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Total of Land Bank	5,986,741
Investment property under construction or development	6,764,111
Land under right of use | Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Total of Operating Properties	29,000,207
Land under right of use | Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Total of Operating Properties	19,500,336
Land under right of use | Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Total of Operating Properties	7,292,476
Land under right of use | Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Total of Operating Properties	1,658,000
Land under right of use | Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Total of Operating Properties	2,621,468
Land under right of use | Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Total of Operating Properties	3,399,610
Land under right of use | Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Total of Operating Properties	5,777,658
Land under right of use | Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Total of Operating Properties	1,354,320
Land under right of use | Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Total of Operating Properties	2,849,259
Land under right of use | Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Total of Operating Properties	19,564,804
Building and improvements
IfrsStatementLineItems [Line Items]
Total of Land Bank	13,379,329
Investment property under construction or development	15,327,949
Total of Operating Properties	246,304,768
GRAND TOTAL	275,012,046
Building and improvements | Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Total of Land Bank	12,506,318
Total of Operating Properties	67,473,139
Building and improvements | Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Total of Land Bank	873,011
Investment property under construction or development	15,327,949
Building and improvements | Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Total of Operating Properties	55,043,997
Building and improvements | Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Total of Operating Properties	42,764,576
Building and improvements | Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Total of Operating Properties	12,332,799
Building and improvements | Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Total of Operating Properties	1,942,000
Building and improvements | Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Total of Operating Properties	2,778,532
Building and improvements | Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Total of Operating Properties	2,401,986
Building and improvements | Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Total of Operating Properties	5,222,342
Building and improvements | Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Total of Operating Properties	6,169,680
Building and improvements | Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Total of Operating Properties	7,547,831
Building and improvements | Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Total of Operating Properties	42,627,886
Costs Capitalized Subsequent to Acquisition
IfrsStatementLineItems [Line Items]
Total of Land Bank	0
Investment property under construction or development	0
Total of Operating Properties	9,420,221
GRAND TOTAL	9,420,221
Costs Capitalized Subsequent to Acquisition | Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Total of Land Bank	0
Total of Operating Properties	776,729
Costs Capitalized Subsequent to Acquisition | Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Total of Land Bank	0
Investment property under construction or development	0
Costs Capitalized Subsequent to Acquisition | Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Total of Operating Properties	3,045,255
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Total of Operating Properties	1,311,519
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Total of Operating Properties	188,297
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Total of Operating Properties	2,571,440
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Total of Operating Properties	661,455
Costs Capitalized Subsequent to Acquisition | Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Total of Operating Properties	597,984
Costs Capitalized Subsequent to Acquisition | Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Total of Operating Properties	267,542
Land
IfrsStatementLineItems [Line Items]
Total of Land Bank	20,101,684
Investment property under construction or development	6,764,111
Total of Operating Properties	104,573,883
GRAND TOTAL	131,439,678
Land | Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Total of Land Bank	14,114,943
Total of Operating Properties	11,555,745
Land | Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Total of Land Bank	5,986,741
Investment property under construction or development	6,764,111
Land | Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Total of Operating Properties	29,000,207
Land | Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Total of Operating Properties	19,500,336
Land | Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Total of Operating Properties	7,292,476
Land | Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Total of Operating Properties	1,658,000
Land | Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Total of Operating Properties	2,621,468
Land | Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Total of Operating Properties	3,399,610
Land | Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Total of Operating Properties	5,777,658
Land | Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Total of Operating Properties	1,354,320
Land | Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Total of Operating Properties	2,849,259
Land | Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Total of Operating Properties	19,564,804
Building & Improvements
IfrsStatementLineItems [Line Items]
Total of Land Bank	13,379,329
Investment property under construction or development	15,327,949
Total of Operating Properties	255,724,989
GRAND TOTAL	284,432,267
Building & Improvements | Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Total of Land Bank	12,506,318
Total of Operating Properties	68,249,868
Building & Improvements | Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Total of Land Bank	873,011
Investment property under construction or development	15,327,949
Building & Improvements | Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Total of Operating Properties	58,089,252
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Total of Operating Properties	44,076,095
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Total of Operating Properties	12,521,096
Building & Improvements | Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Total of Operating Properties	1,942,000
Building & Improvements | Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Total of Operating Properties	5,349,972
Building & Improvements | Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Total of Operating Properties	3,063,441
Building & Improvements | Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Total of Operating Properties	5,222,342
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Total of Operating Properties	6,169,680
Building & Improvements | Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Total of Operating Properties	8,145,815
Building & Improvements | Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Total of Operating Properties	42,895,428
Total right of use contract
IfrsStatementLineItems [Line Items]
Total of Land Bank	33,481,013
Investment property under construction or development	22,092,060
Total of Operating Properties	360,298,872
GRAND TOTAL	415,871,945
Total right of use contract | Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Total of Land Bank	26,621,261
Total of Operating Properties	79,805,613
Total right of use contract | Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Total of Land Bank	6,859,752
Investment property under construction or development	22,092,060
Total right of use contract | Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Total of Operating Properties	87,089,459
Total right of use contract | Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Total of Operating Properties	63,576,431
Total right of use contract | Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Total of Operating Properties	19,813,572
Total right of use contract | Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Total of Operating Properties	3,600,000
Total right of use contract | Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Total of Operating Properties	7,971,440
Total right of use contract | Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Total of Operating Properties	6,463,051
Total right of use contract | Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Total of Operating Properties	11,000,000
Total right of use contract | Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Total of Operating Properties	7,524,000
Total right of use contract | Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Total of Operating Properties	10,995,074
Total right of use contract | Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Total of Operating Properties	62,460,232
Fair value adjustments
IfrsStatementLineItems [Line Items]
Total of Land Bank	17,564,560
Investment property under construction or development	(293,890)
Total of Operating Properties	153,216,956
GRAND TOTAL	170,487,626
Fair value adjustments | Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Total of Land Bank	7,733,293
Total of Operating Properties	50,597,743
Fair value adjustments | Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Total of Land Bank	9,831,267
Investment property under construction or development	(293,890)
Fair value adjustments | Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Total of Operating Properties	35,928,053
Fair value adjustments | Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Total of Operating Properties	24,065,552
Fair value adjustments | Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Total of Operating Properties	9,980,428
Fair value adjustments | Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Total of Operating Properties	1,111,000
Fair value adjustments | Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Total of Operating Properties	1,618,560
Fair value adjustments | Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Total of Operating Properties	567,949
Fair value adjustments | Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Total of Operating Properties	2,692,000
Fair value adjustments | Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Total of Operating Properties	2,141,878
Fair value adjustments | Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Total of Operating Properties	293,926
Fair value adjustments | Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Total of Operating Properties	24,219,867
Cumulative Foreign Currency Translation Effect
IfrsStatementLineItems [Line Items]
Total of Land Bank	(10,503,224)
Investment property under construction or development	0
Total of Operating Properties	(21,337,483)
GRAND TOTAL	(31,840,707)
Cumulative Foreign Currency Translation Effect | Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Total of Land Bank	(10,503,224)
Total of Operating Properties	(21,337,483)
Cumulative Foreign Currency Translation Effect | Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Total of Land Bank	0
Investment property under construction or development	0
Cumulative Foreign Currency Translation Effect | Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Cumulative Foreign Currency Translation Effect | Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Total of Operating Properties	0
Fair value at the end of the year
IfrsStatementLineItems [Line Items]
Total of Land Bank	40,542,349
Investment property under construction or development	21,798,170
Total of Operating Properties	492,178,345
GRAND TOTAL	554,518,864
Fair value at the end of the year | Colombia | Latam Logistic Park Calle 80
IfrsStatementLineItems [Line Items]
Total of Land Bank	23,851,330
Total of Operating Properties	109,065,873
Fair value at the end of the year | Peru | Latam Parque Logistico Callao
IfrsStatementLineItems [Line Items]
Total of Land Bank	16,691,019
Investment property under construction or development	21,798,170
Fair value at the end of the year | Peru | Latam Logistic Park Lima Sur
IfrsStatementLineItems [Line Items]
Total of Operating Properties	123,017,512
Fair value at the end of the year | Costa Rica | Latam Logistic Park Coyol 1
IfrsStatementLineItems [Line Items]
Total of Operating Properties	87,641,983
Fair value at the end of the year | Costa Rica | Latam Logistic Park Coyol 2
IfrsStatementLineItems [Line Items]
Total of Operating Properties	29,794,000
Fair value at the end of the year | Costa Rica | Latam Bodegas Atenas
IfrsStatementLineItems [Line Items]
Total of Operating Properties	4,711,000
Fair value at the end of the year | Costa Rica | Latam Bodegas San Joaquin
IfrsStatementLineItems [Line Items]
Total of Operating Properties	9,590,000
Fair value at the end of the year | Costa Rica | Latam Bodegas Aurora
IfrsStatementLineItems [Line Items]
Total of Operating Properties	7,031,000
Fair value at the end of the year | Costa Rica | San Rafael Industrial Park
IfrsStatementLineItems [Line Items]
Total of Operating Properties	13,692,000
Fair value at the end of the year | Costa Rica | Latam Logistic Park Coyol 3
IfrsStatementLineItems [Line Items]
Total of Operating Properties	9,665,878
Fair value at the end of the year | Costa Rica | Latam Logistic Park Coyol 4
IfrsStatementLineItems [Line Items]
Total of Operating Properties	11,289,000
Fair value at the end of the year | Costa Rica | Latam Logistic Park San José – Verbena
IfrsStatementLineItems [Line Items]
Total of Operating Properties	$ 86,680,099